Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Beginning balance	$ 268,171,060		$ 231,737,116	$ 212,802,312
Share of profit for the year	3,116,549	$ 101,418	2,099,830	1,681,320
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	10,326,729	336,047	(4,094,565)	(831,784)
Share in other comprehensive income from associates accounted for using the equity method	(152,833)	(4,974)	29,209	131,009
Ending balance	313,276,385	10,194,480	268,171,060	231,737,116
Non-controlling interests [member]
Beginning balance	14,544,415	473,297	15,622,009	13,374,912
Share of profit for the year	3,116,549	101,418	2,099,830	1,681,320
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	344,780	11,220	(321,551)	178,480
Unrealized gain (loss) on equity instruments at FVTOCI	(44,852)	(1,460)	50,679	1,321
Gain (Loss) from hedging	110,781	3,605	187,502	(145,559)
Remeasurement on defined benefit plans	51,582	1,679	1,497	(9,075)
Share in other comprehensive income from associates accounted for using the equity method	(35,142)	(1,144)	7,902
Non-controlling interests arising from acquisition or disposal of subsidiaries (Note 29)				298
Acquisition of non-controlling interests in subsidiaries (Note 31)				(116,738)
Issuance of ordinary shares by subsidiaries (Note 29)				1,711,453
Subsidiaries' buy back of their own outstanding ordinary shares (Note 31)	(312,775)	(10,178)	(2,748,521)	(2,299,533)
Equity component of convertible bonds issued by subsidiaries	1,092,004	35,535	393,199
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	315,871	10,279	314,398	1,591,904
Cash dividends to non-controlling interests	(575,089)	(18,715)	(1,062,529)	(346,774)
Ending balance	$ 18,608,124	$ 605,536	$ 14,544,415	$ 15,622,009